Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2019	2020
Cost:
Computers and peripheral equipment	$41,648	$43,313
Office furniture and equipment	8,618	9,805
Buildings and leasehold improvements	9,405	10,457

	59,671	63,575
Accumulated depreciation:
Computers and peripheral equipment	35,841	37,294
Office furniture and equipment	4,440	5,067
Buildings and leasehold improvements	2,789	4,244

	43,070	46,605

Depreciated cost	$16,601	$16,970